Transactions with Related Parties and Affiliates (Details Narrative)							1 Months Ended		8 Months Ended	10 Months Ended		12 Months Ended
	Jun. 21, 2023 USD ($) Capacity	Apr. 27, 2023 USD ($) Capacity	Mar. 29, 2023 USD ($) Capacity	Mar. 06, 2023 USD ($) Capacity	Feb. 16, 2023 Capacity	Feb. 05, 2023 USD ($) Capacity	Jul. 31, 2025 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 Capacity	Nov. 09, 2023 USD ($) Capacity	Oct. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) Capacity	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Payments for Capital Improvements												$ 223,950,000	$ 747,023,000	$ 182,898,000
Aggregate direct vessel expenses													77,169,000	69,449,000
Extraordinary fees and costs expenses related other expense												14,725,000	8,697,000	14,438,000
Vessel operating expenses (entirely through related parties transactions)												384,376,000	362,724,000	357,781,000
Capitalized expenses	$ 2,574,000	$ 2,579,000	$ 3,028,000	$ 1,600,000		$ 1,305,000							1,166,000
General and administrative expenses												92,033,000	85,165,000	80,559,000
Amounts due from manager, short-term - Book Value												1,720,000	36,620,000
Vessels, net												4,389,868,000	4,241,292,000
Aggregate gross sale proceeds												191,124,000	190,293,000	259,004,000
Amounts due from related parties, short-term - Book Value												1,720,000	36,620,000
Amounts due from related parties												7,142,000	0
Amounts due to manager, short-term - Book Value												(23,484,000)	$ 0
Additions						$ 35,605,000				$ 66,733,000
Vessel year built	2023	2023	2023	2016		2023			2019	2023			2024
Vessel type	Capesize	Capesize	Capesize	Capesize		Kamsarmax			Kamsarmax	containership
Vessel capacity in DWT | Capacity	182,212	182,169	182,115	181,221		82,010			81,692	5,300			5,300
Vessel capacity in TEU | Capacity					5,300
Working capital balances												(339,367,000)	$ (318,926,000)	(249,875,000)
Superintendent attendances and claims preparation [Member]
Related Party Transaction [Line Items]
Aggregate direct vessel expenses													4,141,000	4,730,000
Vessel operating expenses (entirely through related parties transactions)													2,262,000	2,840,000
Superintendent attendances and claims preparation [Member] | Vessel Operating Expenses [Member]
Related Party Transaction [Line Items]
Operating costs and expenses related to vessel operating													1,879,000	1,890,000
Extraordinary crewing fees and costs [Member]
Related Party Transaction [Line Items]
Aggregate direct vessel expenses													322,000	3,047,000
Deposits For Vessels Acquisitions and Other Long-term Assets
Related Party Transaction [Line Items]
Capitalized expenses													9,925,000
Management Agreement [Member]
Related Party Transaction [Line Items]
Payments for Capital Improvements												24,248,000	31,995,000	57,166,000
Fixed technical management fees												51,344,000
Fixed daily fees													349,160,000	331,653,000
Commercial management fee												16,511,000
Fee on sale												2,060,000
Fee on purchases												5,934,000
Fees for supervision												13,452,000
Master Management Agreement [Member]
Related Party Transaction [Line Items]
Commercial management fee revenue percentage								1.25%
S&P fee percentage								1.00%
Termination fees discount rate								6.00%
Master Management Agreement [Member] | Owned Vessel [Member]
Related Party Transaction [Line Items]
Technical management fee								$ 950
Navios Holdings [Member]
Related Party Transaction [Line Items]
General and administrative expenses												70,024,000	63,776,000	$ 59,946,000
Amounts due from manager, short-term - Book Value												23,484,000	34,089,000
Amounts due from related parties, short-term - Book Value												$ 23,484,000	34,089,000
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Agreement term								10 years
Partners Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction, description of transaction												Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain dry bulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Holdings generally agreed not to acquire or own Panamax or Capesize dry bulk carriers under time charters of three or more years without consent as required under such agreement.
Navios South American Logistics Inc. [Member] | Navios Vega [Member]
Related Party Transaction [Line Items]
Aggregate gross sale proceeds							$ 30,000,000
Charter-out daily rate											$ 25,800
Date of delivery											first quarter of 2024
Charter revenue												$ 5,223,000	8,067,000
Agreement date description												addendum to the time charter agreement, dated in March 2025, the daily rate was amended as follows: (a) $14.0 per day, effective from January 1, 2025, through December 31, 2026; (b) $38.8 per day effective from January 1, 2027, through December 31, 2028; and (c) $25.8 per day effective from January 1, 2029, until termination.
Navios South American Logistics Inc. [Member] | Navios Vega [Member] | January 1, 2025 [Member]
Related Party Transaction [Line Items]
Charter-out daily rate											$ 14,000
Navios South American Logistics Inc. [Member] | Navios Vega [Member] | January 1, 2027 [Member]
Related Party Transaction [Line Items]
Charter-out daily rate											38,800
Navios South American Logistics Inc. [Member] | Navios Vega [Member] | January 1, 2029 [Member]
Related Party Transaction [Line Items]
Charter-out daily rate											$ 25,800
Navios South American Logistics Inc. [Member] | Sellers Credit [Member]
Related Party Transaction [Line Items]
Repayments of debt							$ 10,000,000
Navios South American Logistics Inc. [Member] | Amounts Due from Related Parties [Member] | Navios Vega [Member]
Related Party Transaction [Line Items]
Amounts due from manager, short-term - Book Value												$ 1,720,000	2,531,000
Amounts due from related parties, short-term - Book Value												1,720,000	2,531,000
Amounts due from related parties												$ 7,142,000	$ 0
Entity affiliated with the Company's Chairwoman and CEO [Member]
Related Party Transaction [Line Items]
Related party transaction, description of transaction												In December 2024, the Company completed the sale of two entities to an entity affiliated with the Company’s Chairwoman and Chief Executive Officer, Angeliki Frangou, for a nominal consideration.During the fourth quarter of 2023, the Company completed the sale of four entities to an entity affiliated with the Company’s Chairwoman and Chief Executive Officer, Angeliki Frangou, in consideration of nominal par value for the outstanding stock.